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                                                                 Brian J. Kearns
                                                         Chief Financial Officer

April 3, 2006

Jim B. Rosenberg
Senior Assistant Chief Accountant
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C., 20549

Dear Jim:

I am providing you with this package in response to your letter dated February 27, 2006. This package includes the following:

     1. This cover letter
     2. SEC comment letter responses (pages 1-4 of response)
     3. Additional disclosure to 10-K (pages 5-7 of response)
     4. Copy of February 27, 2006 SEC comment letter

In addition to this cover letter, we are providing you with seven pages of detailed responses to your questions and comments. Pages one through four provides responses in numerical order that directly correspond to each SEC comment. For your convenience, we paraphrased the issues, responded to the issues and then identified a reference point for any anticipated amendments to our filings.

We are also providing you with the specific revisions planned for our 10-K amendment, which may be found on pages five through seven. In this section, we identified the specific page of our filed 10-K along with the planned amendments to our disclosure. We hope you find this format easy to work with.

There are a number of additional points brought forth in your comment letter that I would like to affirm in this cover letter response, as follows:

Lannett is responsible for the adequacy and accuracy of the disclosure in all filings. We recognize that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to this filing. We also recognize your position that Lannett may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
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We trust you will find our responses to your comment letter to be consistent with our desire to best serve Lannett shareholders and the investment community as a whole. We look forward to working with you to address any additional questions you may have and plan to submit the amended filing as soon as we have confirmation from you that the proposed revisions appropriately address your comments.

Regards,



Brian J. Kearns
Vice President -- Finance, Chief Financial Officer, Secretary and Treasurer




cc: Kevin Woody, Branch Chief
    Mark Brunhofer, Staff Accountant